Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2016
Registrant Name	dei_EntityRegistrantName	Institutional Investor Trust
Central Index Key	dei_EntityCentralIndexKey	0001493561
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	SAMSX
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2016
Prospectus Date	rr_ProspectusDate	Feb. 28, 2016
Sector Allocation Model Fund Series
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The objective of the Sector Allocation Model Fund series (the “Fund”) of Institutional Investor Trust (the “Trust”) is to outperform the S&P500 modestly as the market moves up and dramatically as it moves down. The Fund seeks to create value by avoiding extreme market losses rather than trying to capture extreme market gains.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares in the Fund.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund incurs transaction costs, such as commissions (or other indirect transaction costs), when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 590% of the average value of its portfolio.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	(1) “Other Expenses” are based on estimated amounts for the current fiscal year. (2) “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies

The Fund’s Sector Allocation Model invests solely in the exchange traded funds (ETFs) that represent the nine sectors of the Standard and Poors 500 Index (S&P) and the ETF representing the one- to three-month U. S. Treasury Note. The Fund makes investments in proportions designed to meet its investment objectives while maintaining some balance within equities and short term treasuries. The Fund evaluates the performance of the nine sectors weekly and purchases or sells any given sector or treasury holding accordingly.

Sectors are either in or out of the model, and all sectors in the model are equally weighted. The maximum allocation to any one sector is 25%. When three or fewer sectors are included 25% is invested in each sector and the remainder is invested in the Treasury ETF. When four or more sectors are included the percentage in each is equally weighted and no investment is made in the Treasury ETF. When no sectors are included, 100% is invested in the Treasury ETF.

The nine sectors are:

•	Consumer Discretionary (XLY)
•	Consumer Staples (XLP)
•	Energy (XLE)
•	Financial (XLF)
•	Health Care (XLV)
•	Industrial (XLI)
•	Materials (XLB)
•	Technology (XLK)
•	Utilities (XLU)

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Volatility: As with all market-traded securities, the risk of price declines of Fund securities is unavoidable. Many factors affect the market every day that produce fluctuations in the value of all securities. The daily value of Fund shares reflects these fluctuations.

ETF Risk: Equity-based exchange traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Portfolio Turnover: In following the Fund’s investment strategy described above, portfolio changes can occur on a weekly basis and without regard for how long the investments have been in the Fund. Portfolio turnover may involve brokerage commissions and other transaction costs and may result in realizing short-term capital gains.

Returns Are Not Guaranteed: An investment in the Fund is neither insured nor guaranteed by the U.S. government. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Loss Can Occur: Remember that loss of money is a risk of investing in this or any other fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s before-tax performance from year to year over a 10-year period (or for the life of the Fund if less than 10 years). The table shows how the Fund’s average annual returns for one, five, and ten years (or for the life of the Fund) compare to those of a broad-based securities market index. Remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The return reflected for 2010 is for the period of September 13, 2010 (start of operations) to December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in this bar chart, the highest return for a quarter was 11.3% (quarter ending December 31, 2010), and the lowest return for a quarter was -9.2% (quarter ending September 30, 2011).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* Operations of the fund began September 13, 2010.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Sector Allocation Model Fund Series | Sector Allocation Model Fund Class
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	(expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,398
Annual Return Caption [Text]	rr_AnnualReturnCaption	The return reflected for 2010 is for the period of September 13, 2010 (start of operations) to December 31, 2010
Annual Return 2010	rr_AnnualReturn2010	11.30%
Annual Return 2011	rr_AnnualReturn2011	(0.10%)
Annual Return 2012	rr_AnnualReturn2012	10.90%
Annual Return 2013	rr_AnnualReturn2013	29.40%
Annual Return 2014	rr_AnnualReturn2014	6.80%
Annual Return 2015	rr_AnnualReturn2015	(12.20%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.17%)
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	7.91%
Sector Allocation Model Fund Series | After Taxes on Distributions | Sector Allocation Model Fund Class
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(12.17%)
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	5.94%
Sector Allocation Model Fund Series | After Taxes on Distributions and Sales | Sector Allocation Model Fund Class
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(7.39%)
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	6.43%
Sector Allocation Model Fund Series | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for [fees, expenses, or taxes])
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	14.39%